Assets Held for Sale (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Text Block [Abstract]
Schedule of Assets Held for Sale Activity

The Assets held for sale activity for the 39-weeks ended October 1, 2016 was as follows (in thousands):

Balance at January 2, 2016	$5,459
Transfers in	23,245
Assets sold	(3,894)
Tangible asset impairment charges	(125)

Balance at October 1, 2016	$24,685

The changes in Assets held for sale for fiscal years 2015 and 2014 were as follows (in thousands):

	2015	2014
Balance at beginning of year	$5,360	$14,554
Transfers in	2,594	6,700
Assets sold	(1,377)	(14,314)
Tangible asset impairment charges	(1,118)	(1,580)

Balance at end of the year	$5,459	$5,360